Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

The Company receives consulting services and marketing services from various shareholders and directors. The total cost of these consulting services for the nine months ended September 30, 2024, and 2023 was approximately $0 and $95 thousand, respectively. The total cost of these consulting services for the three months ended September 30, 2024, and 2023 was approximately $0 and $0, respectively. No amounts due to these certain shareholders were included in accounts payable as of September 30, 2024 and December 31, 2023.

In January 2024, March 2024, and August 2024, the Company entered into security purchase agreements with an entity controlled by the Company’s Chief Executive Officer (See Note 3).

NOTE 15 – RELATED PARTY TRANSACTIONS

The Company receives consulting services and marketing services from various shareholders and directors. The total cost of these consulting services recorded in general and administrative expenses for the years ended December 31, 2023, and 2022, was approximately $88,000 and $208,000, respectively. The total cost of marketing services is recorded in sales and marketing expenses for the years ended December 31, 2023, and 2022, was approximately $0 and $341,000, respectively.

On December 30, 2020, the Company received an advance from a certain investor for reimbursement of certain expenses. This was recorded as a related party transaction on the accompanying consolidated balance sheet as of December 31, 2022, in the amount of $3,201. This amount was repaid during the year ended December 31, 2023.

On December 7, 2023, the Company issued a warrant to a former executive management member (see Note 12).

On December 14, 2023, the Company entered into a securities purchase agreement with an entity controlled by the Company’s Chief Executive Officer (see Note 2).

Subsequent to December 31, 2023, the Company entered into capital raising agreements with certain related parties (see Note 20).